A&Q Multi-Strategy Fund
Schedule of Portfolio Investments
(Unaudited)
December 31, 2020

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income
Aeolus Property Catastrophe Keystone PF Fund LP	Global	$4,446,097	$3,556,449	0.77%	6/1/2013	Custom Dates	93 days	12/31/2020		(d)
Axonic Special Opportunities SBL Overseas Fund Ltd.	US/Canada	18,500,000	20,788,862	4.50	7/1/2020	Quarterly	180 days	6/30/2022	(e)	$20,788,862
Bayview Liquid Credit Strategies Offshore, L.P.	US/Canada	8,906,750	8,335,009	1.81	7/1/2015	Quarterly	65 days	12/31/2020	(f)	$2,083,752
Boundary Creek Fund Offshore Ltd.	Global	15,000,000	15,384,060	3.33	10/1/2020	Quarterly	90 days	9/30/2021	(e),(f)	$3,846,015
Redwood Opportunity Offshore Fund, Ltd.	US/Canada	13,454,400	18,694,641	4.05	2/1/2017	Quarterly	60 days	12/31/2020	(f)	$4,673,660

Credit/Income Subtotal		60,307,247	66,759,021	14.46

Equity Hedged
Anomaly Capital International, Ltd.	Global	14,000,000	16,440,134	3.56	10/1/2020	Quarterly	60 days	9/30/2022	(e),(f)	$4,110,034
Brilliant US Feeder 2 Fund Limited	Greater China	10,508,393	15,992,258	3.47	6/1/2018	Monthly	30 days	12/31/2020		$15,992,258
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	7,907,895	22,585,182	4.89	4/1/2011	Quarterly	45 days	12/31/2020		$22,585,182
Pleiad Asia Offshore Feeder Fund	Asia including Japan	17,104,157	22,605,545	4.90	2/1/2018	Quarterly	60 days	12/31/2020	(f)	$5,651,386
Point72 Capital International, Ltd.	Global	16,588,991	21,060,589	4.56	8/1/2018	Quarterly	45 days	12/31/2020	(f)	$5,265,147
York Asian Opportunities Fund, L.P.	Asia including Japan	22,843,050	31,917,675	6.92	4/1/2018	Quarterly	60 days	12/31/2020		$31,917,675
ZP Offshore Utility Fund, Ltd.	US/Canada	10,230,000	16,141,270	3.50	4/1/2016	Quarterly	45 days	12/31/2020		$16,141,270

Equity Hedged Subtotal		99,182,486	146,742,653	31.80

Multi-Strategy
LMR Fund Limited	Global	8,986,765	9,323,543	2.02	2/1/2019	Quarterly	90 days	1/31/2021	(f)	$4,661,772
Millennium International Ltd.	Global	6,900,510	15,237,653	3.30	4/1/2011	Quarterly	90 days	12/31/2020	(f)	$3,809,413

Multi-Strategy Subtotal		15,887,275	24,561,196	5.32

Relative Value
Linden Investors LP	Global	11,800,987	23,579,052	5.11	4/1/2014	Quarterly	65 days	12/31/2020	(g)	$23,579,052
Symmetry International Fund, Ltd.	Global	31,314,616	53,156,064	11.52	1/1/2015	Quarterly to Custom Dates	90 to 180 days	12/31/2020		$53,156,064

Two Sigma Absolute Return Enhanced Cayman Fund, Ltd.	Global	29,478,637	33,971,883	7.36	8/1/2012	Monthly	30 days	12/31/2020		$33,971,883
Two Sigma Spectrum Cayman Fund, Ltd.	Global	6,625,518	9,826,922	2.13	6/1/2015	Quarterly	56 days	12/31/2020		$9,826,922

Relative Value Subtotal		79,219,758	120,533,921	26.12

A&Q Multi-Strategy Fund
Schedule of Portfolio Investments (continued)
(Unaudited)
December 31, 2020

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Trading
Element Capital Feeder Fund, Ltd.	Global	$20,349,209	$32,917,602	7.14%	4/1/2016	Quarterly	90 days	12/31/2020	(f)	$8,229,401
Pharo GAIA Fund, Ltd.	Global	22,590,233	38,868,591	8.42	4/1/2015	Quarterly	90 days	12/31/2020		$38,868,591
Rokos Global Macro Fund, Ltd.	Global	19,622,650	32,406,358	7.02	11/1/2015	Monthly	90 days	12/31/2020	(f)	$8,101,590

Trading Subtotal		62,562,092	104,192,551	22.58

Total Investment Funds		$317,158,858	$462,789,342	100.28%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)

Generally, the Investment Fund is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle. As of December 31, 2020, the Fund is not aware of any uncertainties related to redemptions.

(e)	This holding is under lock-up and is not redeemable without paying a fee.
(f)	The Investment Fund is subject to an investor level gate of 25%.
(g)	The Investment Fund is subject to an investor level gate of 25% when total redemptions in the Investment Fund exceed 20%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Multi-Strategy Fund
Schedule of Portfolio Investments (continued)
(Unaudited)
December 31, 2020

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Trustees.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $462,789,342. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the credit/income strategy (total fair value of $66,759,021) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of December 31, 2020, the Investment Funds in the credit/income strategy had $63,202,572 representing 95% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $36,172,922, representing 54% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12-24 months after acquisition. The remaining restriction period for these investments ranges from 9-18 months at December 31, 2020.

The Investment Funds in the equity hedged strategy (total fair value of $146,742,653) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of December 31, 2020, the Investment Funds in the equity hedged strategy had $60,106,268, representing 41% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $16,440,134, representing 11% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 24 months after acquisition. The remaining restriction period for this investment is 21 months at December 31, 2020.

The Investment Funds in the multi-strategy strategy (total fair value of $24,561,196) invest in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of December 31, 2020, the Investment Funds in the multi-strategy strategy had $24,561,196, representing 100% of the value of the investments in this category, subject to investor level gates.

A&Q Multi-Strategy Fund
Schedule of Portfolio Investments (continued)
(Unaudited)
December 31, 2020

The Investment Funds in the relative value strategy (total fair value of $120,533,921), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of December 31, 2020, the Investment Funds in the relative value strategy had $23,579,052, representing 20% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the trading strategy (total fair value of $104,192,551) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of December 31, 2020, the Investment Funds in the trading strategy had $65,323,960, representing 63% of the value of the investments in this category, subject to investor level gates.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2020.

Please refer to the September 30, 2020 financial statements for full disclosure on the Fund’s portfolio valuation methodology.